SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands						1 Months Ended									12 Months Ended
	Mar. 11, 2021 USD ($) shares	Oct. 05, 2020 USD ($) $ / shares shares	Sep. 03, 2020 $ / shares shares	Jul. 06, 2020	Sep. 30, 2019 shares	Nov. 23, 2022 $ / shares	May 31, 2022 USD ($)	Apr. 30, 2022 $ / shares shares	Jul. 22, 2021 USD ($) shares	May 31, 2021 $ / shares shares	Feb. 23, 2021 $ / shares shares	Jan. 31, 2021 $ / shares shares	Nov. 30, 2020 $ / shares shares	Sep. 30, 2019 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) $ / shares shares	May 31, 2022 ₪ / shares shares	Dec. 31, 2021 ₪ / shares shares	Mar. 11, 2021 ₪ / shares shares	Mar. 11, 2021 $ / shares shares	Oct. 03, 2020 $ / shares	Aug. 31, 2020 shares	Dec. 31, 2019 $ / shares	Dec. 09, 2019 $ / shares	Aug. 31, 2019 $ / shares	Jul. 02, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued								152,110											10,634,166		10,482,056
Reverse split				3-for-1
Convertible notes issued (in Shares)															2,415,022
Warrants exercise price | $ / shares																			$ 5.06							$ 100		$ 100
Outstanding convertible preferred shares			2,954,267
Options granted					51,166			164,455		51,072	300,000	133,652	267,296		988,773
Per share price | (per share)											$ 4.5							₪ 0.03			₪ 0.03
Share-based compensation expense | $															$ 285	$ 99	$ 18
Intrinsic value of share options outstanding | $																			$ 9
Intrinsic value of share options exercisable | $																			$ 9
Warrants Issued to purchase aggregate ordinary shares															52,173
Number of ordinary shares called by warrants									419,673										3,950,217
Proceeds from exercise of warrants | $									$ 1,930						$ 0	1,930	0
Placement agent fees and other expense | $															500
Private placement fee | $															390
Reimbursement Expense | $															$ 40
Lower exercise price | $ / shares						$ 0.57
Cancelled					667,641
Stock option share percentage granted															6.25%
Incremental Fair Value Of Stock Options | $															$ 165
Percentage of incremental fair value vested															50.00%
Percentage Of Unrecognized Compensation Cost															50.00%
Unrecognized compensation cost | $																			$ 454
Number of unvested stock options															619,387
Vested Incremental Fair Value Of Stock Options | $															$ 83
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $															1,104	713	18
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $															$ 285	99	20
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											60,000
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term plan															excess of 10 years
Options outstanding																			153,882		153,882
Options granted								164,455		51,072		133,652	267,296	51,166	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period															0
Intrinsic value of share options outstanding | $																			$ 27
Weighted average exercise price of options granted | $ / shares								$ 1.06		$ 3.01		$ 5.74	$ 5.74	$ 3.34	$ 0
Cancelled														667,641
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserve for issuance																													971,476
Options outstanding																			1,339,939		971,476
Options granted															1,153,228
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period															117,124
Number of options approved for grant								164,455
Vesting period of options								4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights								4/16 of the options shall vest following the lapse of a period of twelve months commencing at the date of grant. The remaining 12/16 of the options shall vest on quarterly basis, so that 1/16 of the options shall vest on the expiry of each quarter.
Weighted average grant date fair value per option | $ / shares								$ 0.89
Weighted average exercise price of options granted | $ / shares								$ 1.06							$ 0.64
Cancelled															667,641
Percentage Of Unrecognized Compensation Cost															50.00%
Unrecognized compensation cost | $																			$ 454
Convertible Notes Related Warrants 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares																											$ 8.8
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible notes issued (in Shares)			312,170
Warrants Expired			5 years
Warrants exercise price | $ / shares			$ 8.8																$ 8.8
IPO [Member] | Convertible Notes Related Warrants 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares			$ 6.72
Warrant excercise			297,589
Over-Allotment Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant excercise			375,000
Per share price | $ / shares			$ 0.01
Number of ordinary shares called by warrants		375,000
Proceeds from issuance of private placement | $		$ 3,000
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares																							$ 4.6
Warrants Issued to purchase aggregate ordinary shares	652,173
Number of ordinary shares called by warrants																						1,304,346	1,304,346
Gross proceeds from issuance of private placement | $	$ 6,000
Proceeds from issuance of private placement | $	$ 5,554
Combined purchase price | (per share)																						₪ 0.03	$ 4.6
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted															21,268
Unrecognized compensation cost | $																			$ 1,032
New Option [Member] | 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted														988,773
New Option [Member] | 2008 Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted														21,268
Crescendo Communications [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																				86,965
Per share price | ₪ / shares																				₪ 0.03
Share-based compensation expense | $							$ 67
Crescendo Communications [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																									152,110
Percentage of shares issued																									3.75%
Share-based compensation expense | $															$ 275	$ 412	$ 137
Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares		$ 8.8
Warrant excercise		375,000
Warrant expired date		Sep. 03, 2025
Amount of return | $		$ 3
Underwriters [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Expired			5 years
Options granted			125,000
Per share price | $ / shares			$ 10																					$ 10
Offering price			125.00%